Document and Entity Information	Jun. 03, 2020
Cover [Abstract]
Entity Registrant Name	VICOR CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000751978
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 03, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-18277
Entity Tax Identification Number	04-2742817
Entity Address, Address Line One	25 Frontage Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	470-2900
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value$0.01 per share
Trading Symbol	VICR